SHARE BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Unvested Options, Activity
As of December 31, 2021, the Company had the following share options outstanding:

					Assumptions used(1)
	Grant date	Share options	Initial Exercise Price ($)	Vesting date	Risk-free interest rate	Expected Volatility
April 2020 Tranche	Apr-20	15,000	7.60	Apr-22	0.39%	48.8%
April 2020 Tranche	Apr-20	15,000	10.20	Apr-23	0.39%	48.8%
August 2021 Tranche	Aug-21	146,250	14.00	Sep-22	0.82%	4.8%
August 2021 Tranche	Aug-21	204,750	15.60	Sep-23	0.82%	4.8%
August 2021 Tranche	Aug-21	234,000	17.20	Sep-24	0.82%	4.8%
Total		615,000
(1)    The fair value of the share options was calculated using these assumptions as of the grant date using the Black-Scholes option valuation model.
The following table summarizes the unvested option activity for the year ended December 31, 2021, 2020 and 2019:

	Number of non-vested options	Number of vested options	Weighted average exercise price per share ($)	Weighted average remaining contractual term (years)	Weighted average grant date fair value ($)
At December 31, 2019 (1)	94,000	47,000	14.90	3.6	15.00
Granted during the year (2)	45,000	—	7.63	5.0	7.63
Exercised during the year (2)	—	—	—	0.0	—
Forfeited during the year (2)	—	—	—	0.0	—
Expired during the year (2)	—	—	—	0.0	—
Vested during the year	(47,000)	47,000	—	0.0	15.00
At December 31, 2020 (1)	92,000	94,000	11.61	3.0	13.17
Granted during the year (2)	585,000	—	15.84	4.8	15.84
Exercised during the year (2)	—	(120,000)	(11.78)	0.0	(13.15)
Forfeited during the year (2)	(12,000)	(24,000)	(16.12)	0.0	(17.05)
Expired during the year (2)	—	—	—	0.0	—
Vested during the year	(50,000)	50,000	—	0.0	11.54
At December 31, 2021 (1)	615,000	—	14.31	4.8	15.50
(1)     The weighted average exercise price has been adjusted by the amount of all dividends declared by the Company in the period, from the date of grant until the date the option is exercised.
(2)     Numbers, years and per share amounts are stated as of the grant, exercise, forfeiture or expired date.